Nature of Operations and Summary of Significant Accounting Policies - Schedule of Net Loss Per Common Share (Details) (10-Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Nature Of Operations And Summary Of Significant Accounting Policies - Schedule Of Net Loss Per Common Share Details 10-q
Net loss	$ (3,581,248)	$ (8,887,306)	$ (8,137,720)	$ (12,051,793)	$ (18,252,632)	$ (15,709,782)
Less: Cumulative unpaid preferred stock dividends	(117,809)	(33,778)	(232,751)	(33,778)	(260,233)	(48,409)
Net Loss Attributable to Common Shareholders	$ (3,699,057)	$ (8,921,084)	$ (8,370,471)	$ (12,085,571)	$ (18,512,865)	$ (15,758,191)
Weighted average common shares outstanding	2,797,555	1,630,999	2,627,357	1,441,836	1,771,736	755,833
Net Loss Per Common Share - basic and diluted	$ (1.32)	$ (5.47)	$ (3.19)	$ (8.38)	$ (10.45)	$ (20.85)